Income taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes - Deferred tax assets
Recognition of deferred tax assets	$ 724,700	$ 0	$ 0
Net deferred tax assets	924,299	97,211	79,222	$ 32,191
Asset deal consideration			449,000
Estimated undistributed earnings for which no provision for deferred tax liabilities recognized	125,000
Net deferred tax liabilities	0	5,155	8,406	$ 6,438
Argenx BV
Income taxes - Deferred tax assets
Net deferred tax assets	708,000
Carried forward Netherlands
Income taxes - Deferred tax assets
Unused tax losses for which no deferred tax asset recognized	$ 46,000	$ 33,000	$ 35,000